Note 10 - Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price	Warran t Remaining Contract Life (Yrs)
Outstanding as at January 1, 2017	2,045,835	0.18	0.86
Granted	1,972,000	0.39
Forfeited	(818,335)	0.62
Outstanding as at June 30, 2017	3,199,500	$0.20	2.85
Granted	2,040,000	0.21
Expired	(1,230,750)	0.18
Forfeited	(9,750)	0.24
Outstanding as at December 31, 2017	3,999,000	$0.21	2.77
Forfeited	(18,000)	0.23
Outstanding as at June 30, 2018	3,981,000	$0.21	2.51
Options exercisable as at June 30, 2017	1,774,535	$0.19
Options exercisable as at December 31, 2017	2,577,000	$0.21
Options exercisable as at June 30, 2018	3,321,000	$0.21